Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Opening net book value	$ 788	$ 859
Additions	800	440
Foreign exchange	(17)	7
Depreciation	(672)	(518)
Closing net book value	899	788
Cost	2,377	1,782
Accumulated depreciation	(1,478)	(994)
Net book value	899	788
Furniture and fittings [Member]
Property and equipment
Opening net book value	0	12
Foreign exchange		(2)
Depreciation		(10)
Closing net book value	0	0
Cost		127
Accumulated depreciation		(127)
Net book value	0	0
Leasehold improvements
Property and equipment
Opening net book value	286	313
Additions		32
Foreign exchange	(15)	1
Depreciation	(59)	(60)
Closing net book value	212	286
Cost	542	578
Accumulated depreciation	(330)	(292)
Net book value	212	286
Computer equipment [member]
Property and equipment
Opening net book value	502	534
Additions	800	408
Foreign exchange	(2)	8
Depreciation	(613)	(448)
Closing net book value	687	502
Cost	1,835	1,077
Accumulated depreciation	(1,148)	(575)
Net book value	$ 687	$ 502